Income Taxes (Schedule Of Changes To Uncertain Tax Positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Balance at January 1, excluding interest and penalties	$ 54	$ 144	$ 126
Additions based on tax positions related to prior years			18
Reductions based on tax positions related to prior years	(16)	(66)
Settlements with taxing authorities	(36)	(24)
Balance at December 31, excluding interest and penalties	$ 2	$ 54	$ 144